STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Non-redeemable common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 12, 2019		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 12, 2019		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 11,500,000 Units, net of underwriting discount and offering expenses	[1]	$ 288	24,712	0	25,000
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)	[1]	2,875,000
Net loss		$ 0	0	(1,225)	(1,225)
Balance at the end at Dec. 31, 2019		$ 288	24,712	(1,225)	23,775
Balance at the end (in shares) at Dec. 31, 2019		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	(85)	(85)
Balance at the end at Mar. 31, 2020		$ 288	24,712	(1,310)	23,690
Balance at the end (in shares) at Mar. 31, 2020		2,875,000
Balance at the beginning at Dec. 31, 2019		$ 288	24,712	(1,225)	23,775
Balance at the beginning (in shares) at Dec. 31, 2019		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	(975)	(975)
Balance at the end at Dec. 31, 2020		$ 288	24,712	(2,200)	22,800
Balance at the end (in shares) at Dec. 31, 2020		2,875,000
Balance at the beginning at Mar. 31, 2020		$ 288	24,712	(1,310)	23,690
Balance at the beginning (in shares) at Mar. 31, 2020		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	0	0
Balance at the end at Jun. 30, 2020		$ 288	24,712	(1,310)	23,690
Balance at the end (in shares) at Jun. 30, 2020		2,875,000
Balance at the beginning at Dec. 31, 2020		$ 288	24,712	(2,200)	22,800
Balance at the beginning (in shares) at Dec. 31, 2020		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 11,500,000 Units, net of underwriting discount and offering expenses		$ 1,150	112,186,638	0	112,187,788
Sale of 11,500,000 Units, net of underwriting discount and offering expenses (in shares)		11,500,000
Net loss			0	(28,740)	(28,740)
Balance at the end at Mar. 31, 2021		$ 366	5,030,583	(30,940)	5,000,009
Balance at the end (in shares) at Mar. 31, 2021		3,665,996
Balance at the beginning at Dec. 31, 2020		$ 288	24,712	(2,200)	22,800
Balance at the beginning (in shares) at Dec. 31, 2020		2,875,000
Balance at the end at Jun. 30, 2021		$ 372	5,614,547	(614,908)	5,000,011
Balance at the end (in shares) at Jun. 30, 2021		3,724,393
Balance at the beginning at Mar. 31, 2021		$ 366	5,030,583	(30,940)	5,000,009
Balance at the beginning (in shares) at Mar. 31, 2021		3,665,996
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			0	(583,968)	(583,968)
Balance at the end at Jun. 30, 2021		$ 372	$ 5,614,547	$ (614,908)	$ 5,000,011
Balance at the end (in shares) at Jun. 30, 2021		3,724,393

[1]	Includes 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).